Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk	12 Months Ended
Dec. 31, 2020
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk
Derivatives - Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk

15. Hedging derivatives and fair value changes of the hedged items in portfolio hedges of interest rate risk

The balance of these headings in the accompanying consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	2020	2019	2018
ASSETS
Derivatives - Hedge accounting	1.991	1.729	2.892
Fair value changes of the hedged items in portfolio hedges of interest rate risk	51	28	(21)
LIABILITIES
Hedging derivatives	2.318	2.233	2.680

As of December 31, 2020, 2019 and 2018, the main positions hedged by the Group and the derivatives designated to hedge those positions were:

•Fair value hedging:

•Fixed-interest debt securities at fair value through other comprehensive income and at amortized cost: The interest rate risk of these securities is hedged using interest rate derivatives (fixed-variable swaps) and forward sales.

•Long-term fixed-interest debt securities issued by the Bank: the interest rate risk of these securities is hedged using interest rate derivatives (fixed-variable swaps).

•Fixed-interest loans: The equity price risk of these instruments is hedged using interest rate derivatives (fixed-variable swaps).

•Fixed-interest and/or embedded derivative deposit portfolio hedges: it covers the interest rate risk through fixed-variable swaps. The valuation of the borrowed deposits corresponding to the interest rate risk is in the heading "Fair value changes of the hedged items in portfolio hedges of interest rate risk”.

•Cash-flow hedges: Most of the hedged items are floating interest-rate loans and asset hedges linked to the inflation of the financial assets at fair value through other comprehensive income portfolio. This risk is hedged using foreign-exchange, interest-rate swaps, inflation and FRA’s (“Forward Rate Agreement”).

•Net foreign-currency investment hedges: These hedged risks are foreign-currency investments in the Group’s foreign subsidiaries. This risk is hedged mainly with foreign-exchange options and forward currency sales and purchases.

Note 7 analyzes the Group’s main risks that are hedged using these derivatives.

The details of the net positions by hedged risk of the fair value of the hedging derivatives recognized in the accompanying consolidated balance sheets are as follows:

Derivatives - Hedge accounting breakdown by type of risk and type of hedge. (Millions of Euros)
	2020		2019		2018
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate	989	525	920	488	982	513
OTC	989	525	920	488	982	513
Equity	-	-	-	3	6	-
OTC	-	-	-	3	6	-
Foreign exchange and gold	435	350	420	316	587	398
OTC	435	350	420	316	587	398
FAIR VALUE HEDGES	1.424	874	1.341	808	1.575	912
Interest rate	154	1.055	224	850	221	562
OTC	154	1.041	224	839	219	562
Organized market	-	15	-	11	2	-
Foreign exchange and gold	225	55	115	18	955	873
OTC	225	50	115	18	955	873
Organized market	-	5	-	-	-	-
CASH FLOW HEDGES	379	1.111	339	868	1.176	1.435
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	166	139	12	242	92	231
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	18	170	37	216	33	90
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	3	23	1	99	15	12
DERIVATIVES-HEDGE ACCOUNTING	1.991	2.318	1.729	2.233	2.892	2.680
of which: OTC - credit institutions	1.718	1.965	1.423	1.787	2.534	2.462
of which: OTC - other financial corporations	273	333	306	426	355	216
of which: OTC - other	-	-	-	8	2	2

Below there is a breakdown of the items covered by fair value hedges:

Hedged items in fair value hedges. December 2020 (Millions of Euros)
	Carrying amount	Hedge adjustments included in the carrying amount of assets/liabilities	Remaining adjustments for discontinued micro hedges including hedges of net positions	Hedged items in portfolio hedge of interest rate risk
ASSETS
Financial assets measured at fair value through other comprehensive income	28.091	(99)	12	-
Interest rate	28.059
Other	33
Financial assets measured at amortized cost	11.177	386	3	2.500
Interest rate	11.177
LIABILITIES
Financial liabilities measured at amortized costs	23.546	(576)	2	-
Interest rate	23.543
Foreign exchange and gold	3

The following is the calendar of the notional maturities of the hedging instruments as of December 31, 2020:

Calendar of the notional maturities of the hedging instruments (Millions of Euros)
	Up to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
FAIR VALUE HEDGES	3.581	10.945	28.487	18.656	61.668
Of which: Interest rate	3.569	10.879	26.946	18.609	60.003
CASH FLOW HEDGES	10.495	2.808	2.576	6.972	22.852
Of which: Interest rate	6.756	154	1.816	6.600	15.326
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	1.853	2.910	-	-	4.763
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	299	576	1.533	1.029	3.437
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	101	11	1.049	-	1.161
DERIVATIVES-HEDGE ACCOUNTING	15.933	17.340	33.984	26.623	93.881

In 2020, 2019 and 2018, there was no reclassification in the accompanying consolidated income statements of any amount corresponding to cash flow hedges that was previously recognized in equity (see Note 41).

The amount for derivatives designated as accounting hedges that did not pass the effectiveness test in December 31, 2020, 2019 and 2018 were not material.